STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

	Principal Amount	Value
Asset-Backed Securities—13.2%
Auto Loan—11.3%
American Credit Acceptance Receivables Trust:
Series 2015-3, Cl. D, 5.86%, 7/12/22[1]	$1,875,000$	1,876,958
Series 2017-4, Cl. B, 2.61%, 5/10/21[1]	611,264	611,047
Series 2017-4, Cl. C, 2.94%, 1/10/24[1]	2,831,000	2,827,060
Series 2017-4, Cl. D, 3.57%, 1/10/24[1]	3,368,000	3,370,775
Series 2018-2, Cl. C, 3.70%, 7/10/24[1]	4,275,000	4,295,919
Series 2018-3, Cl. B, 3.49%, 6/13/22[1]	1,295,000	1,298,564
Series 2018-4, Cl. C, 3.97%, 1/13/25[1]	2,935,000	2,976,109
AmeriCredit Automobile Receivables Trust:
Series 2017-2, Cl. D, 3.42%, 4/18/23	3,735,000	3,756,570
Series 2017-3, Cl. D, 3.18%, 7/18/23	4,000,000	4,011,303
Series 2017-4, Cl. D, 3.08%, 12/18/23	2,885,000	2,888,169
Series 2018-3, Cl. C, 3.74%, 10/18/24	4,225,000	4,325,845
Capital Auto Receivables Asset Trust:
Series 2017-1, Cl. D, 3.15%, 2/20/25[1]	560,000	557,224
Series 2018-2, Cl. B, 3.48%, 10/20/23[1]	2,025,000	2,043,320
Series 2018-2, Cl. C, 3.69%, 12/20/23[1]	1,950,000	1,966,593
CarMax Auto Owner Trust:
Series 2015-2, Cl. D, 3.04%, 11/15/21	930,000	930,140
Series 2015-3, Cl. D, 3.27%, 3/15/22	3,045,000	3,039,903
Series 2016-1, Cl. D, 3.11%, 8/15/22	2,045,000	2,039,189
Series 2017-1, Cl. D, 3.43%, 7/17/23	2,675,000	2,684,221
Series 2017-4, Cl. D, 3.30%, 5/15/24	1,435,000	1,430,002
Series 2018-1, Cl. D, 3.37%, 7/15/24	1,095,000	1,096,549
Series 2018-4, Cl. C, 3.85%, 7/15/24	1,470,000	1,505,698
CIG Auto Receivables Trust, Series 2017-1A, Cl. A, 2.71%,
5/15/23[1]	659,056	657,735
CPS Auto Receivables Trust:
Series 2018-A, Cl. B, 2.77%, 4/18/22[1]	2,080,000	2,073,724
Series 2018-B, Cl. B, 3.23%, 7/15/22[1]	2,480,000	2,485,572
CPS Auto Trust, Series 2017-A, Cl. B, 2.68%, 5/17/21[1]	627,208	626,621
Credit Acceptance Auto Loan Trust:
Series 2017-3A, Cl. C, 3.48%, 10/15/26[1]	2,865,000	2,866,504
Series 2018-1A, Cl. B, 3.60%, 4/15/27[1]	1,990,000	2,005,844
Series 2018-1A, Cl. C, 3.77%, 6/15/27[1]	2,840,000	2,862,140
Series 2018-2A, Cl. C, 4.16%, 9/15/27[1]	2,530,000	2,588,235
Series 2018-3A, Cl. C, 4.04%, 12/15/27[1]	3,585,000	3,641,770
Drive Auto Receivables Trust:
Series 2015-BA, Cl. D, 3.84%, 7/15/21[1]	108,158	108,298
Series 2016-CA, Cl. D, 4.18%, 3/15/24[1]	1,905,000	1,929,562
Series 2017-1, Cl. D, 3.84%, 3/15/23	3,675,000	3,704,599
Series 2018-1, Cl. D, 3.81%, 5/15/24	2,545,000	2,567,072
Series 2018-2, Cl. D, 4.14%, 8/15/24	4,985,000	5,071,502
Series 2018-3, Cl. C, 3.72%, 9/16/24	1,912,000	1,930,413
Series 2018-3, Cl. D, 4.30%, 9/16/24	3,340,000	3,411,976
Series 2018-5, Cl. C, 3.99%, 1/15/25	3,380,000	3,453,304
Series 2019-1, Cl. C, 3.78%, 4/15/25	5,345,000	5,427,275

1 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Auto Loan (Continued)
DT Auto Owner Trust:
Series 2016-4A, Cl. E, 6.49%, 9/15/23[1]	$3,005,000$	3,077,360
Series 2017-1A, Cl. D, 3.55%, 11/15/22[1]	2,360,000	2,367,437
Series 2017-1A, Cl. E, 5.79%, 2/15/24[1]	4,310,000	4,424,169
Series 2017-2A, Cl. D, 3.89%, 1/15/23[1]	2,405,000	2,419,567
Series 2017-3A, Cl. D, 3.58%, 5/15/23[1]	1,180,000	1,186,323
Series 2017-3A, Cl. E, 5.60%, 8/15/24[1]	2,710,000	2,799,998
Series 2017-4A, Cl. D, 3.47%, 7/17/23[1]	5,210,000	5,224,071
Series 2017-4A, Cl. E, 5.15%, 11/15/24[1]	1,995,000	2,038,144
Series 2018-3A, Cl. B, 3.56%, 9/15/22[1]	4,280,000	4,312,929
Series 2018-3A, Cl. C, 3.79%, 7/15/24[1]	1,720,000	1,739,423
Exeter Automobile Receivables Trust:
Series 2018-1A, Cl. B, 2.75%, 4/15/22[1]	2,255,000	2,252,531
Series 2018-4A, Cl. B, 3.64%, 11/15/22[1]	3,575,000	3,605,966
Series 2019-1A, Cl. D, 4.13%, 12/16/24[1]	3,000,000	3,068,552
Flagship Credit Auto Trust, Series 2016-1, Cl. C, 6.22%,
6/15/22[1]	4,265,000	4,415,402
GLS Auto Receivables Trust:
Series 2018-1A, Cl. A, 2.82%, 7/15/22[2]	3,026,065	3,021,700
Series 2018-3A, Cl. A, 3.35%, 8/15/22[1]	1,678,967	1,681,669
GM Financial Automobile Leasing Trust:
Series 2017-3, Cl. C, 2.73%, 9/20/21	1,565,000	1,557,417
Series 2018-2, Cl. C, 3.50%, 4/20/22	2,245,000	2,256,289
GMF Floorplan Owner Revolving Trust:
Series 2018-3, Cl. B, 3.49%, 9/15/22[1]	4,056,000	4,091,978
Series 2018-3, Cl. C, 3.68%, 9/15/22[1]	3,435,000	3,466,177
Series 2018-4, Cl. B, 3.68%, 9/15/23[1]	3,435,000	3,494,996
Series 2018-4, Cl. C, 3.88%, 9/15/23[1]	4,295,000	4,370,649
Navistar Financial Dealer Note Master Owner Trust II:
Series 2017-1, Cl. C, 4.036% [US0001M+155], 6/27/22[1,3]	750,000	750,923
Series 2017-1, Cl. D, 4.786% [US0001M+230], 6/27/22[1,3]	865,000	865,437
Series 2018-1, Cl. A, 3.116% [US0001M+63], 9/25/23[1,3]	1,830,000	1,833,394
Series 2018-1, Cl. B, 3.286% [US0001M+80], 9/25/23[1,3]	2,165,000	2,167,840
Santander Drive Auto Receivables Trust:
Series 2017-1, Cl. D, 3.17%, 4/17/23	1,900,000	1,902,380
Series 2017-1, Cl. E, 5.05%, 7/15/24[1]	5,845,000	5,980,045
Series 2017-2, Cl. D, 3.49%, 7/17/23	2,875,000	2,891,136
Series 2017-3, Cl. D, 3.20%, 11/15/23	3,750,000	3,748,294
Series 2018-1, Cl. D, 3.32%, 3/15/24	1,605,000	1,610,596
Series 2018-2, Cl. D, 3.88%, 2/15/24	2,665,000	2,704,672
Series 2018-3, Cl. C, 3.51%, 8/15/23	6,900,000	6,943,095
Series 2018-4, Cl. C, 3.56%, 7/15/24	4,880,000	4,930,464
Series 2018-5, Cl. C, 3.81%, 12/16/24	3,645,000	3,701,801
Santander Retail Auto Lease Trust, Series 2017-A, Cl. C,
2.96%, 11/21/22[1]	2,575,000	2,570,422
TCF Auto Receivables Owner Trust, Series 2015-1A, Cl. D,
3.53%, 3/15/22[1]	1,510,000	1,509,907
United Auto Credit Securitization Trust, Series 2018-1, Cl. C,
3.05%, 9/10/21[1]	4,153,000	4,155,395

2 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Auto Loan (Continued)
Veros Automobile Receivables Trust, Series 2017-1, Cl. A,
2.84%, 4/17/23[1]	$450,459$	449,773
Westlake Automobile Receivables Trust:
Series 2016-1A, Cl. E, 6.52%, 6/15/22[1]	3,485,000	3,500,868
Series 2017-2A, Cl. E, 4.63%, 7/15/24[1]	4,070,000	4,100,586
Series 2018-1A, Cl. D, 3.41%, 5/15/23[1]	4,490,000	4,502,193
Series 2018-3A, Cl. B, 3.32%, 10/16/23[1]	3,067,000	3,077,715
		227,712,987

Credit Card—1.2%
GE Capital Credit Card Master Note Trust, Series 2012-7, Cl.
B, 2.21%, 9/15/22	2,705,000	2,694,649
World Financial Network Credit Card Master Trust:
Series 2018-A, Cl. A, 3.07%, 12/16/24	7,965,000	8,010,741
Series 2018-B, Cl. A, 3.46%, 7/15/25	3,870,000	3,939,407
Series 2018-C, Cl. A, 3.55%, 8/15/25	7,920,000	8,067,160
Series 2019-A, Cl. A, 3.14%, 12/15/25	2,490,000	2,515,502
		25,227,459

Equipment—0.5%
CCG Receivables Trust:
Series 2017-1, Cl. B, 2.75%, 11/14/23[1]	2,915,000	2,906,754
Series 2018-1, Cl. B, 3.09%, 6/16/25[1]	1,320,000	1,324,045
Series 2018-1, Cl. C, 3.42%, 6/16/25[1]	381,000	382,240
Series 2018-2, Cl. C, 3.87%, 12/15/25[1]	980,000	996,848
CNH Equipment Trust:
Series 2017-C, Cl. B, 2.54%, 5/15/25	960,000	952,794
Series 2019-A, Cl. A4, 3.22%, 1/15/26	1,910,000	1,936,655
Dell Equipment Finance Trust, Series 2018-1, Cl. B, 3.34%,
6/22/23[1]	1,366,000	1,377,410
FRS I LLC, Series 2013-1A, Cl. A1, 1.80%, 4/15/43[1]	11,200	11,191
		9,887,937

Loans: Other—0.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-
Through Certificates, Series 2005-R5, Cl. M2, 3.176%
[US0001M+69], 7/25/35[3]	1,243,520	1,248,087
Dell Equipment Finance Trust, Series 2017-2, Cl. B, 2.47%,
10/24/22[1]	955,000	950,883
Element Rail Leasing I LLC, Series 2014-1A, Cl. A1, 2.299%,
4/19/44[1]	800,021	797,576
		2,996,546
Total Asset-Backed Securities (Cost $263,741,685)		265,824,929

Mortgage-Backed Obligations—43.5%
Government Agency—28.6%
FHLMC/FNMA/FHLB/Sponsored—24.9%
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Cl. M1, 3.236%
[US0001M+75], 10/25/48[1,3]	6,435,000	6,432,450

3 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp. Gold Pool:
5.50%, 9/1/39	$1,108,176$	1,205,345
6.00%, 7/1/24-11/1/37	163,512	179,236
6.50%, 4/1/21-4/1/34	202,005	221,844
7.00%, 7/1/21-10/1/37	1,726,761	1,971,546
9.00%, 8/1/22-5/1/25	3,577	3,832
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 88.913%, 4/1/27[4]	178,562	38,128
Series 192, Cl. IO, 99.999%, 2/1/28[4]	21,304	4,166
Series 206, Cl. IO, 3.111%, 12/15/29[4]	45,648	12,655
Series 243, Cl. 6, 2.908%, 12/15/32[4]	146,789	27,575
Series 304, Cl. C31, 9.481%, 12/15/27[4]	2,883,013	234,044
Series 304, Cl. C45, 6.833%, 12/15/27[4]	1,422,529	114,715
Series 304, Cl. C47, 5.55%, 12/15/27[4]	1,383,688	116,695
Federal Home Loan Mortgage Corp., Mtg.-Linked Amortizing Global Debt
Securities, Series 2012-1, Cl. A10, 2.06%, 1/15/22	2,527,645	2,504,136
Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Interest-Only Stripped Mtg.-
Backed Security:
Series KC02, Cl. X1, 0.00%, 3/25/24[4,5]	76,738,142	1,339,081
Series KC03, Cl. X1, 0.00%, 11/25/24[4,5]	42,775,000	1,086,241
Federal Home Loan Mortgage Corp., Principal-Only Stripped Mtg.-Backed
Security, Series 176, Cl. PO, 4.207%, 6/1/26[6]	25,268	23,200
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 151, Cl. F, 9.00%, 5/15/21	474	482
Series 1590, Cl. IA, 3.534% [LIBOR01M+105], 10/15/23[3]	332,754	337,850
Series 2034, Cl. Z, 6.50%, 2/15/28	3,332	3,629
Series 2043, Cl. ZP, 6.50%, 4/15/28	499,384	553,664
Series 2046, Cl. G, 6.50%, 4/15/28	153,471	170,029
Series 2053, Cl. Z, 6.50%, 4/15/28	3,026	3,363
Series 2063, Cl. PG, 6.50%, 6/15/28	218,863	243,502
Series 2145, Cl. MZ, 6.50%, 4/15/29	70,643	79,143
Series 2148, Cl. ZA, 6.00%, 4/15/29	106,120	115,692
Series 2195, Cl. LH, 6.50%, 10/15/29	199,272	219,545
Series 2326, Cl. ZP, 6.50%, 6/15/31	52,252	57,117
Series 2341, Cl. FP, 3.384% [LIBOR01M+90], 7/15/31[3]	111,778	114,383
Series 2423, Cl. MC, 7.00%, 3/15/32	383,356	434,151
Series 2461, Cl. PZ, 6.50%, 6/15/32	422,974	466,082
Series 2463, Cl. F, 3.484% [LIBOR01M+100], 6/15/32[3]	401,801	412,923
Series 2635, Cl. AG, 3.50%, 5/15/32	339,971	344,215
Series 2676, Cl. KY, 5.00%, 9/15/23	379,230	392,077
Series 3010, Cl. WB, 4.50%, 7/15/20	23,383	23,419
Series 3025, Cl. SJ, 15.643% [-3.667 x LIBOR01M+2,475],
8/15/35[3]	80,655	117,165
Series 3030, Cl. FL, 2.884% [LIBOR01M+40], 9/15/35[3]	218,382	218,482
Series 3645, Cl. EH, 3.00%, 12/15/20	1,678	1,674
Series 3822, Cl. JA, 5.00%, 6/15/40	128,249	130,628
Series 3848, Cl. WL, 4.00%, 4/15/40	412,407	417,820
Series 3857, Cl. GL, 3.00%, 5/15/40	15,739	16,039
Series 4221, Cl. HJ, 1.50%, 7/15/23	484,014	475,183

4 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Interest-Only Stripped Mtg.-Backed Security:
Series 2129, Cl. S, 53.451%, 2/15/29[4]	$239,332$	37,418
Series 2130, Cl. SC, 59.504%, 3/15/29[4]	57,052	7,557
Series 2134, Cl. SB, 72.911%, 3/15/29[4]	70,330	8,992
Series 2422, Cl. SJ, 0.00%, 1/15/32[4,5]	245,247	43,875
Series 2493, Cl. S, 13.317%, 9/15/29[4]	17,998	3,010
Series 2682, Cl. TQ, 99.999%, 10/15/33[4]	518,369	78,975
Series 2796, Cl. SD, 73.153%, 7/15/26[4]	113,616	13,123
Series 2920, Cl. S, 16.813%, 1/15/35[4]	504,854	81,120
Series 2922, Cl. SE, 16.13%, 2/15/35[4]	392,484	64,619
Series 2981, Cl. AS, 0.668%, 5/15/35[4]	1,028,209	142,713
Series 2981, Cl. BS, 99.999%, 5/15/35[4]	1,056,091	165,043
Series 3005, Cl. WI, 0.00%, 7/15/35[4,5]	351,976	90,901
Series 3397, Cl. GS, 0.00%, 12/15/37[4,5]	199,199	34,823
Series 3424, Cl. EI, 0.00%, 4/15/38[4,5]	71,979	7,150
Series 3450, Cl. BI, 8.323%, 5/15/38[4]	2,127,126	311,740
Series 3606, Cl. SN, 12.37%, 12/15/39[4]	587,748	76,366
Series 4057, Cl. QI, 4.56%, 6/15/27[4]	9,588,409	723,445
Series 4146, Cl. AI, 10.738%, 12/15/27[4]	3,667,115	285,071
Series 4205, Cl. AI, 8.248%, 5/15/28[4]	2,388,777	176,549
Series 4818, Cl. BI, 0.00%, 3/15/45[4,5]	3,691,414	617,980
Federal Home Loan Mortgage Corp., STACR Trust, Series 2019-DNA1, Cl.
M2, 5.136% [US0001M+265], 1/25/49[1,3]	4,380,000	4,457,798
Federal National Mortgage Assn.:
2.50%, 4/1/34[7]	24,920,000	24,776,091
3.00%, 4/1/34-4/1/49[7]	23,680,000	23,862,060
3.50%, 4/1/49[7]	135,440,000	137,328,754
4.00%, 4/1/49[7]	163,300,000	167,994,873
4.50%, 4/1/49[7]	53,835,000	56,100,644
5.00%, 4/1/49[7]	38,200,000	40,395,754
Federal National Mortgage Assn. Pool:
5.00%, 3/1/21	1,624	1,662
5.50%, 2/1/35-5/1/36	833,134	917,039
6.00%, 5/1/20	146	146
6.50%, 10/1/19-11/1/31	1,274,858	1,420,214
7.00%, 4/1/33-4/1/34	815,995	932,100
7.50%, 1/1/33-8/1/33	1,238,207	1,429,599
8.50%, 7/1/32	3,281	3,319
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 222, Cl. 2, 99.999%, 6/25/23[4]	147,038	15,516
Series 247, Cl. 2, 0.00%, 10/25/23[4,5]	16,303	1,803
Series 252, Cl. 2, 99.999%, 11/25/23[4]	138,117	16,493
Series 254, Cl. 2, 99.999%, 1/25/24[4]	273,177	34,743
Series 301, Cl. 2, 22.863%, 4/25/29[4]	84,232	16,876
Series 303, Cl. IO, 55.842%, 11/25/29[4]	19,534	4,413
Series 319, Cl. 2, 19.364%, 2/25/32[4]	72,073	15,916
Series 320, Cl. 2, 63.38%, 4/25/32[4]	1,480,006	342,221
Series 321, Cl. 2, 26.704%, 4/25/32[4]	226,710	52,384

5 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: (Continued)
Series 324, Cl. 2, 17.54%, 7/25/32[4]	$101,152$	23,154
Series 331, Cl. 9, 9.169%, 2/25/33[4]	820,170	166,823
Series 334, Cl. 14, 29.952%, 2/25/33[4]	710,643	176,595
Series 334, Cl. 15, 11.377%, 2/25/33[4]	472,191	100,784
Series 334, Cl. 17, 33.271%, 2/25/33[4]	25,562	5,418
Series 339, Cl. 12, 0.00%, 6/25/33[4,5]	540,468	121,638
Series 339, Cl. 7, 0.00%, 11/25/33[4,5]	553,626	120,908
Series 343, Cl. 13, 99.999%, 9/25/33[4]	639,413	135,271
Series 343, Cl. 18, 99.999%, 5/25/34[4]	377,829	73,213
Series 345, Cl. 9, 0.00%, 1/25/34[4,5]	283,953	59,765
Series 351, Cl. 10, 0.00%, 4/25/34[4,5]	222,063	49,907
Series 351, Cl. 8, 0.00%, 4/25/34[4,5]	394,390	88,529
Series 356, Cl. 10, 0.00%, 6/25/35[4,5]	274,820	56,131
Series 356, Cl. 12, 0.00%, 2/25/35[4,5]	135,749	28,034
Series 362, Cl. 13, 0.00%, 8/25/35[4,5]	352,614	78,839
Series 364, Cl. 16, 0.00%, 9/25/35[4,5]	491,544	100,152
Series 365, Cl. 16, 99.999%, 3/25/36[4,8]	299,889	60,220
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1993-104, Cl. ZB, 6.50%, 7/25/23	49,881	52,548
Series 1993-87, Cl. Z, 6.50%, 6/25/23	48,707	51,393
Series 1996-35, Cl. Z, 7.00%, 7/25/26	17,539	19,023
Series 1998-58, Cl. PC, 6.50%, 10/25/28	114,422	125,393
Series 1998-61, Cl. PL, 6.00%, 11/25/28	155,029	169,520
Series 1999-54, Cl. LH, 6.50%, 11/25/29	233,895	256,362
Series 1999-60, Cl. PG, 7.50%, 12/25/29	1,144,208	1,289,214
Series 2001-51, Cl. OD, 6.50%, 10/25/31	186,553	197,666
Series 2002-56, Cl. FN, 3.486% [LIBOR01M+100], 7/25/32[3]	133,083	136,759
Series 2003-130, Cl. CS, 9.129% [-2 x LIBOR01M+1,410],
12/25/33[3]	114,623	117,812
Series 2003-21, Cl. FK, 2.886% [LIBOR01M+40], 3/25/33[3]	35,280	35,407
Series 2005-104, Cl. MC, 5.50%, 12/25/25	734,057	762,580
Series 2005-109, Cl. AH, 5.50%, 12/25/25	2,120,233	2,181,905
Series 2005-31, Cl. PB, 5.50%, 4/25/35	2,480,000	2,733,339
Series 2005-71, Cl. DB, 4.50%, 8/25/25	164,677	167,148
Series 2005-73, Cl. DF, 2.736% [LIBOR01M+25], 8/25/35[3]	173,614	173,421
Series 2006-50, Cl. SK, 15.087% [-3.667 x
LIBOR01M+2,420], 6/25/36[3]	295,813	423,885
Series 2008-75, Cl. DB, 4.50%, 9/25/23	12	12
Series 2009-113, Cl. DB, 3.00%, 12/25/20	19,688	19,609
Series 2009-36, Cl. FA, 3.426% [LIBOR01M+94], 6/25/37[3]	152,828	156,655
Series 2009-70, Cl. TL, 4.00%, 8/25/19	110	110
Series 2010-43, Cl. KG, 3.00%, 1/25/21	10,091	10,078
Series 2011-15, Cl. DA, 4.00%, 3/25/41	92,742	94,648
Series 2011-3, Cl. EL, 3.00%, 5/25/20	15,900	15,843
Series 2011-3, Cl. KA, 5.00%, 4/25/40	689,255	721,541
Series 2011-38, Cl. AH, 2.75%, 5/25/20	4	4
Series 2011-82, Cl. AD, 4.00%, 8/25/26	42,151	42,169

6 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security:
Series 2001-15, Cl. SA, 99.999%, 3/17/31[4]	$9,156$	871
Series 2001-61, Cl. SE, 7.845%, 11/18/31[4]	112,236	19,216
Series 2001-65, Cl. S, 10.941%, 11/25/31[4]	238,477	45,069
Series 2001-81, Cl. S, 12.659%, 1/25/32[4]	34,311	6,013
Series 2002-12, Cl. SB, 25.858%, 7/25/31[4]	54,809	9,346
Series 2002-2, Cl. SW, 28.374%, 2/25/32[4]	65,658	11,814
Series 2002-38, Cl. SO, 40.541%, 4/25/32[4]	40,076	6,820
Series 2002-41, Cl. S, 20.151%, 7/25/32[4]	345,134	56,992
Series 2002-47, Cl. NS, 12.163%, 4/25/32[4]	110,449	20,372
Series 2002-5, Cl. SD, 99.999%, 2/25/32[4]	45,925	6,826
Series 2002-51, Cl. S, 12.461%, 8/25/32[4]	101,414	18,706
Series 2002-52, Cl. SD, 44.617%, 9/25/32[4]	159,711	30,808
Series 2002-60, Cl. SM, 0.932%, 8/25/32[4]	319,870	47,499
Series 2002-60, Cl. SY, 99.999%, 4/25/32[4]	313,390	10,284
Series 2002-64, Cl. SD, 11.307%, 4/25/27[4]	141,268	20,043
Series 2002-7, Cl. SK, 4.51%, 1/25/32[4]	193,805	31,968
Series 2002-75, Cl. SA, 12.319%, 11/25/32[4]	191,604	34,651
Series 2002-77, Cl. BS, 12.342%, 12/18/32[4]	383,063	66,249
Series 2002-77, Cl. IS, 29.582%, 12/18/32[4]	68,278	13,425
Series 2002-77, Cl. SH, 11.995%, 12/18/32[4]	48,475	8,031
Series 2002-84, Cl. SA, 5.062%, 12/25/32[4]	50,097	9,824
Series 2002-89, Cl. S, 37.478%, 1/25/33[4]	478,189	94,074
Series 2002-9, Cl. MS, 12.311%, 3/25/32[4]	2,991	573
Series 2002-90, Cl. SN, 0.00%, 8/25/32[4,5]	291,039	47,179
Series 2002-90, Cl. SY, 2.465%, 9/25/32[4]	159,254	25,777
Series 2003-14, Cl. OI, 37.678%, 3/25/33[4]	715,578	158,080
Series 2003-26, Cl. IK, 61.633%, 4/25/33[4]	316,139	70,227
Series 2003-33, Cl. SP, 7.403%, 5/25/33[4]	310,060	60,465
Series 2003-4, Cl. S, 3.138%, 2/25/33[4]	91,579	18,285
Series 2003-52, Cl. NS, 0.00%, 6/25/23[4,5]	858,007	48,302
Series 2004-54, Cl. DS, 56.176%, 11/25/30[4]	30,729	4,484
Series 2004-56, Cl. SE, 6.041%, 10/25/33[4]	417,821	78,125
Series 2005-12, Cl. SC, 20.795%, 3/25/35[4]	180,923	27,211
Series 2005-40, Cl. SA, 25.617%, 5/25/35[4]	280,850	44,969
Series 2005-52, Cl. JH, 29.408%, 5/25/35[4]	581,383	87,347
Series 2005-6, Cl. SE, 45.727%, 2/25/35[4]	553,573	91,846
Series 2005-93, Cl. SI, 0.00%, 10/25/35[4,5]	364,088	54,744
Series 2006-53, Cl. US, 16.151%, 6/25/36[4]	27,855	4,475
Series 2008-55, Cl. SA, 0.00%, 7/25/38[4,5]	222,981	26,965
Series 2009-8, Cl. BS, 0.00%, 2/25/24[4,5]	7,829	410
Series 2011-96, Cl. SA, 5.038%, 10/25/41[4]	840,563	134,051
Series 2012-121, Cl. IB, 8.077%, 11/25/27[4]	3,975,299	322,611
Series 2012-134, Cl. SA, 0.00%, 12/25/42[4,5]	2,411,282	455,806
Series 2012-40, Cl. PI, 26.585%, 4/25/41[4]	1,658,645	206,192
Series 2015-57, Cl. LI, 5.983%, 8/25/35[4]	8,401,977	1,222,316
Series 2016-45, Cl. MI, 8.547%, 7/25/46[4]	2,435,579	546,577
Series 2017-66, Cl. AS, 0.00%, 9/25/47[4,5]	20,298,060	2,971,821

7 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Value
FHLMC/FNMA/FHLB/Sponsored (Continued)
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates, Interest-
Only Stripped Mtg.-Backed Security: (Continued)
Series 2018-16, Cl. NI, 0.156%, 12/25/44[4]	$1,870,964$	284,709
Series 2018-69, Cl. CI, 0.00%, 10/25/46[4,5]	4,207,749	426,487
Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit
Multiclass Pass-Through Certificates, Principal-Only Stripped Mtg.-Backed
Security, Series 1993-184, Cl. M, 5.334%, 9/25/23[6]	47,081	44,409
		503,386,803

GNMA/Guaranteed—3.7%
Government National Mortgage Assn. II Pool:
3.50%, 4/1/49[7]	69,445,000	70,980,386
3.75% [H15T1Y+150], 7/20/25-7/20/27[3]	3,913	4,030
11.00%, 10/20/19	8	8
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 2002-15, Cl. SM, 99.999%, 2/16/32[4]	162,832	1,098
Series 2002-41, Cl. GS, 99.999%, 6/16/32[4]	14,960	231
Series 2002-76, Cl. SY, 8.628%, 12/16/26[4]	60,573	149
Series 2007-17, Cl. AI, 41.99%, 4/16/37[4]	1,235,294	180,878
Series 2011-52, Cl. HS, 18.885%, 4/16/41[4]	3,728,398	545,727
Series 2017-136, Cl. LI, 6.988%, 9/16/47[4]	7,519,473	1,461,617
Series 2017-149, Cl. GS, 0.00%, 10/16/47[4,5]	7,865,016	1,207,067
		74,381,191

Non-Agency—14.9%
Commercial—7.2%
BANK, Interest-Only Stripped Mtg.-Backed Security, Series 2019-BN16, Cl.
XA, 10.805%, 2/15/52[4]	24,725,317	1,831,132
BCAP LLC Trust, Series 2011-R11, Cl. 18A5, 4.69% [H15T1Y+210],
9/26/35[1,3]	79,608	79,951
Benchmark Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2018-B1, Cl. XA, 10.646%, 1/15/514	35,411,180	1,299,056
Capital Lease Funding Securitization LP, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 1997-CTL1, Cl. IO, 0.00%, 6/22/241,4,5,9	67,862	1,227
CD Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-CD6, Cl. XA, 12.622%, 11/13/504	11,731,469	672,596
Chase Mortgage Finance Trust, Series 2005-A2, Cl. 1A3, 4.349%, 1/25/36[10]	997,843	975,855
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Cl. AAB, 2.608%, 9/10/45	1,282,523	1,278,428
Series 2014-GC21, Cl. AAB, 3.477%, 5/10/47	1,515,000	1,542,454
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through Certificates:
Series 2013-GC17, Cl. XA, 0.00%, 11/10/46[4,5]	13,228,950	540,225
Series 2017-C4, Cl. XA, 11.938%, 10/12/50[4]	30,978,551	2,126,724
COMM Mortgage Trust:
Series 2013-CR6, Cl. AM, 3.147%, 3/10/46[1]	2,945,000	2,952,650
Series 2014-CR17, Cl. ASB, 3.598%, 5/10/47	5,065,000	5,169,188
Series 2014-CR20, Cl. ASB, 3.305%, 11/10/47	1,020,000	1,036,129
Series 2014-CR21, Cl. AM, 3.987%, 12/10/47	6,135,175	6,316,564
Series 2014-LC15, Cl. AM, 4.198%, 4/10/47	2,865,000	2,984,511

8 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Commercial (Continued)
COMM Mortgage Trust: (Continued)
Series 2014-UBS6, Cl. AM, 4.048%, 12/10/47	$5,720,000$	5,846,725
Series 2015-CR22, Cl. A2, 2.856%, 3/10/48	1,948,722	1,947,224
COMM Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security, Series
2012-CR5, Cl. XA, 21.535%, 12/10/45[4]	12,464,529	588,794
CSMC Mortgage-Backed Trust, Series 2006-6, Cl. 1A4, 6.00%, 7/25/36	868,302	711,299
Federal Home Loan Mortgage Corp., Series 2019-HQA1, Cl. M2, 4.836%
[US0001M+235], 2/25/49[1,3]	3,150,000	3,175,447
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Cl.
1A6, 3.136% [US0001M+65], 11/25/35[3]	726,018	520,534
FREMF Mortgage Trust:
Series 2010-K6, Cl. B, 5.375%, 12/25/46[1,10]	900,000	914,549
Series 2012-K710, Cl. B, 3.933%, 6/25/47[1,10]	1,145,027	1,143,042
Series 2012-K711, Cl. B, 3.519%, 8/25/45[1,10]	490,000	489,658
Series 2012-K711, Cl. C, 3.519%, 8/25/45[1,10]	2,155,000	2,152,353
Series 2013-K25, Cl. C, 3.623%, 11/25/45[1,10]	605,000	608,895
Series 2013-K26, Cl. C, 3.598%, 12/25/45[1,10]	1,165,000	1,171,910
Series 2013-K27, Cl. C, 3.496%, 1/25/46[1,10]	650,000	651,834
Series 2013-K28, Cl. C, 3.49%, 6/25/46[1,10]	2,580,000	2,588,118
Series 2013-K712, Cl. C, 3.359%, 5/25/45[1,10]	1,185,000	1,184,005
Series 2013-K713, Cl. C, 3.155%, 4/25/46[1,10]	3,220,000	3,213,870
Series 2014-K714, Cl. C, 3.855%, 1/25/47[1,10]	815,402	823,604
Series 2014-K715, Cl. C, 4.122%, 2/25/46[1,10]	2,603,236	2,635,668
Series 2015-K44, Cl. B, 3.683%, 1/25/48[1,10]	1,175,000	1,188,584
Series 2017-K62, Cl. B, 3.875%, 1/25/50[1,10]	1,040,000	1,049,158
Series 2017-K724, Cl. B, 3.487%, 11/25/23[1,10]	780,000	771,810
GS Mortgage Securities Trust:
Series 2012-GC6, Cl. A3, 3.482%, 1/10/45	1,414,657	1,435,608
Series 2012-GC6, Cl. AS, 4.948%, 1/10/45[1]	1,666,000	1,746,516
Series 2013-GC12, Cl. AAB, 2.678%, 6/10/46	450,617	448,571
Series 2013-GC16, Cl. AS, 4.649%, 11/10/46	974,215	1,040,082
Series 2014-GC18, Cl. AAB, 3.648%, 1/10/47	1,287,822	1,310,510
GSMSC Pass-Through Trust, Series 2009-3R, Cl. 1A2, 6.00%, 4/25/37[1,10]	1,480,239	1,417,923
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2012-LC9, Cl. A4, 2.611%, 12/15/47	159,915	159,765
Series 2013-C10, Cl. AS, 3.372%, 12/15/47	4,205,000	4,246,772
Series 2013-C16, Cl. AS, 4.517%, 12/15/46	3,490,000	3,693,043
Series 2013-LC11, Cl. AS, 3.216%, 4/15/46	1,722,000	1,727,422
Series 2014-C20, Cl. AS, 4.043%, 7/15/47	3,950,000	4,101,229
Series 2016-JP3, Cl. A2, 2.435%, 8/15/49	2,733,522	2,708,828
JP Morgan Mortgage Trust, Series 2007-A1, Cl. 5A1, 4.687%, 7/25/35[10]	797,576	822,059
JP Morgan Resecuritization Trust, Series 2009-5, Cl. 1A2, 4.542%,
7/26/36[1,10]	1,078,257	1,079,585
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C18, Cl. A3, 3.578%, 2/15/47	875,710	883,972
Series 2014-C19, Cl. ASB, 3.584%, 4/15/47	603,522	614,738
Series 2014-C24, Cl. B, 4.116%, 11/15/47[10]	2,630,000	2,692,454
Series 2014-C25, Cl. AS, 4.065%, 11/15/47	6,036,000	6,261,312
Series 2015-C28, Cl. AS, 3.532%, 10/15/48	3,400,000	3,445,183

9 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial (Continued)
JPMBB Commercial Mortgage Securities Trust., Interest-Only Stripped Mtg.-
Backed Security, Series 2015-C27, Cl. XA, 24.311%, 2/15/48[4]	$47,930,110$	2,232,915
LB Commercial Conduit Mortgage Trust, Interest-Only Stripped Mtg.-Backed
Security, Series 1998-C1, Cl. IO, 0.00%, 2/18/30[4,5]	43,007	3
Lehman Structured Securities Corp., Series 2002-GE1, Cl. A, 0.00%,
7/26/24[1,9,10]	16,875	11,731
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Cl. AAB, 2.469%, 2/15/46	1,260,586	1,253,976
Series 2013-C9, Cl. AS, 3.456%, 5/15/46	5,230,000	5,305,493
Series 2014-C19, Cl. AS, 3.832%, 12/15/47	5,035,000	5,163,752
Morgan Stanley Capital I Trust:
Series 2011-C1, Cl. A4, 5.033%, 9/15/47[1,10]	1,488,816	1,526,549
Series 2011-C2, Cl. A4, 4.661%, 6/15/44[1]	1,815,000	1,869,994
Morgan Stanley Capital I, Inc., Interest-Only Commercial Mtg. Pass-Through
Certificates, Series 2017-HR2, Cl. XA, 10.363%, 12/15/504	13,246,664	736,683
Morgan Stanley Re-Remic Trust, Series 2012-R3, Cl. 1B, 3.644%,
11/26/36[1,10]	2,148,155	2,000,120
Morgan Stanley Resecuritization Trust, Series 2013-R9, Cl. 3A, 3.912%,
6/26/46[1,10]	333,886	334,521
RBSSP Resecuritization Trust, Series 2010-1, Cl. 2A1, 4.433%, 7/26/45[1,10]	180,564	185,537
UBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2017-C5, Cl. XA, 12.272%, 11/15/504	20,151,867	1,241,387
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Cl. ASB,
2.934%, 5/15/48	5,135,000	5,144,245
Wells Fargo Commercial Mortgage Trust, Interest-Only Commercial Mtg.
Pass-Through Certificates, Series 2017-C42, Cl. XA, 10.338%, 12/15/504	18,450,264	1,170,896
Wells Fargo Mortgage Backed Securities Trust, Series 2019-1, Cl. A7,
4.00%, 11/25/48[1,10]	2,398,866	2,442,098
WF-RBS Commercial Mortgage Trust:
Series 2013-C14, Cl. AS, 3.488%, 6/15/46	2,330,000	2,353,718
Series 2014-C20, Cl. AS, 4.176%, 5/15/47	1,693,000	1,756,661
Series 2014-C22, Cl. A3, 3.528%, 9/15/57	675,000	685,668
Series 2014-C25, Cl. AS, 3.984%, 11/15/47	5,225,000	5,363,574
Series 2014-LC14, Cl. AS, 4.351%, 3/15/47[10]	2,174,838	2,283,111
WF-RBS Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-
Through Certificates, Series 2011-C3, Cl. XA, 29.685%, 3/15/441,4	14,085,926	304,598
		145,386,573

Residential—7.7%
Alternative Loan Trust, Series 2005-29CB, Cl. A4, 5.00%, 7/25/35	595,968	511,731
Banc of America Funding Trust:
Series 2007-1, Cl. 1A3, 6.00%, 1/25/37	398,228	370,839
Series 2007-C, Cl. 1A4, 4.622%, 5/20/36[10]	170,496	169,246
Series 2014-R7, Cl. 3A1, 4.954%, 3/26/36[1,10]	567,363	568,845
Banc of America Mortgage Trust, Series 2007-1, Cl. 1A24, 6.00%, 3/25/37	450,654	418,969
Bear Stearns ARM Trust:
Series 2005-9, Cl. A1, 4.73% [H15T1Y+230], 10/25/35[3]	491,660	499,014
Series 2006-1, Cl. A1, 4.91% [H15T1Y+225], 2/25/36[3]	1,369,669	1,384,991

10 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Residential (Continued)
Chase Funding Trust, Series 2003-2, Cl. 2A2, 3.046% [US0001M+56],
2/25/33[3]	$362,314$	352,464
CHL Mortgage Pass-Through Trust:
Series 2005-26, Cl. 1A8, 5.50%, 11/25/35	399,279	360,407
Series 2006-6, Cl. A3, 6.00%, 4/25/36	354,581	289,606
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR1, Cl. 1A1, 4.97%
[H15T1Y+240], 10/25/35[3]	2,558,198	2,596,454
Connecticut Avenue Securities:
Series 2014-C02, Cl. 1M2, 5.086% [US0001M+260],
5/25/24[3]	4,594,135	4,820,286
Series 2014-C03, Cl. 1M2, 5.486% [US0001M+300],
7/25/24[3]	4,511,321	4,793,023
Series 2014-C03, Cl. 2M2, 5.386% [US0001M+290],
7/25/24[3]	1,493,825	1,565,292
Series 2016-C02, Cl. 1M2, 8.486% [US0001M+600],
9/25/28[3]	2,063,474	2,353,069
Series 2016-C03, Cl. 1M1, 4.486% [US0001M+200],
10/25/28[3]	753,349	759,251
Series 2017-C02, Cl. 2M1, 3.636% [US0001M+115],
9/25/29[3]	3,804,891	3,816,829
Series 2017-C03, Cl. 1M1, 3.436% [US0001M+95],
10/25/29[3]	4,415,191	4,424,507
Series 2017-C07, Cl. 1M2, 4.886% [US0001M+240],
5/25/30[3]	2,970,000	3,036,251
Series 2018-C01, Cl. 1M1, 3.086% [US0001M+60], 7/25/30[3]	6,250,507	6,238,604
Series 2018-C02, Cl. 2M2, 4.686% [US0001M+220],
8/25/30[3]	3,930,000	3,923,550
Series 2018-C03, Cl. 1M1, 3.166% [US0001M+68],
10/25/30[3]	5,025,337	5,024,962
Series 2018-C03, Cl. 1M2, 4.636% [US0001M+215],
10/25/30[3]	4,558,000	4,557,831
Series 2018-C04, Cl. 2M2, 5.036% [US0001M+255],
12/25/30[3]	4,450,000	4,484,464
Series 2018-C05, Cl. 1M1, 3.206% [US0001M+72], 1/25/31[3]	1,615,798	1,615,975
Series 2018-C05, Cl. 1M2, 4.836% [US0001M+235],
1/25/31[3]	1,950,000	1,960,891
Series 2018-C06, Cl. 2M1, 3.036% [US0001M+55], 3/25/31[3]	682,751	681,947
Series 2018-C06, Cl. 2M2, 4.586% [US0001M+210],
3/25/31[3]	5,200,000	5,140,853
Connecticut Avenue Securities Trust:
Series 2019-R01, Cl. 2M2, 4.936% [US0001M+245],
7/25/31[1,3]	4,570,000	4,583,385
Series 2019-R02, Cl. 1M1, 3.336% [US0001M+85],
8/25/31[1,3]	4,935,000	4,947,793
Countrywide Alternative Loan Trust, Series 2005-21CB, Cl. A7, 5.50%,
6/25/35	1,105,425	1,043,980
GSR Mortgage Loan Trust, Series 2005-AR4, Cl. 6A1, 4.329%, 7/25/35[10]	262,858	265,541
HomeBanc Mortgage Trust, Series 2005-3, Cl. A2, 2.796% [US0001M+31],
7/25/35[3]	278,101	276,990

11 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Residential (Continued)
RALI Trust:
Series 2006-QS13, Cl. 1A8, 6.00%, 9/25/36	$104,614$	93,020
Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	532,224	491,373
Residential Asset Securitization Trust, Series 2005-A6CB, Cl. A7, 6.00%,
6/25/35	287,203	263,846
STACR Trust:
Series 2018-DNA2, Cl. M1, 3.286% [US0001M+80],
12/25/30[1,3]	6,600,000	6,600,910
Series 2018-DNA3, Cl. M1, 3.236% [US0001M+75],
9/25/48[1,3]	1,165,000	1,164,277
Series 2018-DNA3, Cl. M2, 4.586% [US0001M+210],
9/25/48[1,3]	4,835,000	4,777,927
Series 2018-HRP2, Cl. M2, 3.736% [US0001M+125],
2/25/47[1,3]	3,480,000	3,496,229
Structured Agency Credit Risk Debt Nts.:
Series 2013-DN2, Cl. M2, 6.736% [US0001M+425],
11/25/23[3]	3,836,787	4,193,425
Series 2014-DN1, Cl. M2, 4.686% [US0001M+220],
2/25/24[3]	606,549	617,120
Series 2014-DN1, Cl. M3, 6.986% [US0001M+450],
2/25/24[3]	3,595,000	4,009,671
Series 2014-DN2, Cl. M3, 6.086% [US0001M+360],
4/25/24[3]	4,610,000	4,982,242
Series 2014-HQ2, Cl. M3, 6.236% [US0001M+375],
9/25/24[3]	4,050,000	4,485,235
Series 2015-HQA2, Cl. M2, 5.286% [US0001M+280],
5/25/28[3]	702,066	716,219
Series 2016-DNA1, Cl. M2, 5.39% [US0001M+290],
7/25/28[3]	1,022,928	1,041,003
Series 2016-DNA4, Cl. M3, 6.286% [US0001M+380],
3/25/29[3]	4,040,000	4,445,128
Series 2016-HQA3, Cl. M3, 6.336% [US0001M+385],
3/25/29[3]	2,800,000	3,093,160
Series 2016-HQA4, Cl. M3, 6.386% [US0001M+390],
4/25/29[3]	3,995,000	4,416,026
Series 2017-HQA1, Cl. M1, 3.686% [US0001M+120],
8/25/29[3]	6,071,068	6,088,179
Series 2018-DNA1, Cl. M1, 2.936% [US0001M+45],
7/25/30[3]	8,819,455	8,782,598
Series 2018-DNA1, Cl. M2, 4.286% [US0001M+180],
7/25/30[3]	6,665,000	6,516,618
WaMu Mortgage Pass-Through Certificates Trust:
Series 2003-AR10, Cl. A7, 4.481%, 10/25/33[10]	561,228	571,267
Series 2005-AR14, Cl. 1A4, 4.193%, 12/25/35[10]	742,705	736,875
Series 2005-AR16, Cl. 1A1, 4.256%, 12/25/35[10]	686,603	685,966
Wells Fargo Mortgage-Backed Securities Trust:
Series 2005-AR15, Cl. 1A2, 4.667%, 9/25/35[10]	954,737	935,464
Series 2005-AR15, Cl. 1A6, 4.667%, 9/25/35[10]	79,246	76,974
Series 2005-AR4, Cl. 2A2, 5.086%, 4/25/35[10]	1,972,605	1,997,222
Series 2006-AR10, Cl. 1A1, 4.704%, 7/25/36[10]	531,386	535,101

12 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Residential (Continued)
Wells Fargo Mortgage-Backed Securities Trust: (Continued)
Series 2006-AR10, Cl. 5A5, 4.542%, 7/25/36[10]	$1,477,791$	1,485,177
Series 2006-AR2, Cl. 2A3, 4.954%, 3/25/36[10]	750,285	763,776
Series 2006-AR7, Cl. 2A4, 4.42%, 5/25/36[10]	313,644	322,674
Series 2007-16, Cl. 1A1, 6.00%, 12/28/37	218,927	217,769
		156,440,311
Total Mortgage-Backed Obligations (Cost $874,378,673)		879,594,878

U.S. Government Obligation—0.4%
United States Treasury Nts., 1.50%, 5/31/19[11] (Cost
$7,481,653)	7,480,000	7,468,183

Corporate Bonds and Notes—48.6%
Consumer Discretionary—8.0%
Automobiles—2.0%
Daimler Finance North America LLC, 3.75% Sr. Unsec. Nts.,
11/5/21[1]	4,549,000	4,630,939
General Motors Co., 6.25% Sr. Unsec. Nts., 10/2/43	1,336,000	1,338,931
General Motors Financial Co., Inc.:
4.15% Sr. Unsec. Nts., 6/19/23	4,949,000	5,000,452
4.20% Sr. Unsec. Nts., 11/6/21	4,217,000	4,299,389
Harley-Davidson Financial Services, Inc., 2.40% Sr. Unsec.
Nts., 6/15/20[1]	5,210,000	5,151,744
Hyundai Capital America:
1.75% Sr. Unsec. Nts., 9/27/19[1]	4,062,000	4,041,918
4.125% Sr. Unsec. Nts., 6/8/23[1]	5,286,000	5,390,535
Nissan Motor Acceptance Corp., 3.65% Sr. Unsec. Nts.,
9/21/21[1]	5,177,000	5,207,302
Volkswagen Group of America Finance LLC, 4.00% Sr. Unsec.
Nts., 11/12/21[1]	4,990,000	5,093,986
		40,155,196

Diversified Consumer Services—0.3%
Service Corp. International, 4.625% Sr. Unsec. Nts., 12/15/27	5,228,000	5,214,930

Entertainment—0.3%
Fox Corp., 3.666% Sr. Unsec. Nts., 1/25/22[1]	3,885,000	3,964,422
Viacom, Inc., 4.375% Sr. Unsec. Nts., 3/15/43	1,670,000	1,501,577
Walt Disney Co. (The), 4.75% Sr. Unsec. Nts., 11/15/46[1]	1,464,000	1,706,285
		7,172,284

Hotels, Restaurants & Leisure—0.6%
Aramark Services, Inc., 5.00% Sr. Unsec. Nts., 4/1/25[1]	4,805,000	4,932,333
Marriott International, Inc., 3.245% [US0003M+65] Sr.
Unsec. Nts., 3/8/21[3]	3,251,000	3,260,058
Royal Caribbean Cruises Ltd., 2.65% Sr. Unsec. Nts., 11/28/20	4,419,000	4,416,015
		12,608,406

13 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Household Durables—1.1%
DR Horton, Inc., 2.55% Sr. Unsec. Nts., 12/1/20	$5,392,000$	5,359,395
Lennar Corp., 4.75% Sr. Unsec. Nts., 5/30/25	5,255,000	5,392,944
Newell Brands, Inc.:
5.00% Sr. Unsec. Nts., 11/15/23	1,633,000	1,639,012
5.50% Sr. Unsec. Nts., 4/1/46	1,681,000	1,520,935
PulteGroup, Inc., 5.00% Sr. Unsec. Nts., 1/15/27	3,727,000	3,731,659
Toll Brothers Finance Corp.:
4.375% Sr. Unsec. Nts., 4/15/23	2,711,000	2,727,944
4.875% Sr. Unsec. Nts., 3/15/27	1,445,000	1,426,490
		21,798,379

Internet & Catalog Retail—0.5%
Amazon.com, Inc., 4.95% Sr. Unsec. Nts., 12/5/44	1,691,000	2,027,149
QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	8,060,000	8,058,969
		10,086,118

Media—1.6%
CBS Corp., 4.20% Sr. Unsec. Nts., 6/1/29	2,505,000	2,527,177
Charter Communications Operating LLC/Charter
Communications Operating Capital, 5.375% Sr. Sec. Nts.,
5/1/47	1,011,000	1,008,825
Comcast Corp.:
3.95% Sr. Unsec. Nts., 10/15/25	3,497,000	3,662,072
4.00% Sr. Unsec. Nts., 3/1/48	1,434,000	1,410,528
Interpublic Group of Cos., Inc. (The):
3.75% Sr. Unsec. Nts., 10/1/21	4,207,000	4,282,893
4.20% Sr. Unsec. Nts., 4/15/24	5,050,000	5,200,062
Sky Ltd., 3.75% Sr. Unsec. Nts., 9/16/24[1]	2,363,000	2,450,121
Time Warner Cable LLC, 4.50% Sr. Unsec. Unsub. Nts.,
9/15/42	1,811,000	1,592,008
Virgin Media Secured Finance plc, 5.25% Sr. Sec. Nts.,
1/15/26[1]	5,176,000	5,227,760
WPP Finance 2010, 3.75% Sr. Unsec. Nts., 9/19/24	5,208,000	5,142,185
		32,503,631

Specialty Retail—1.1%
AutoNation, Inc., 5.50% Sr. Unsec. Nts., 2/1/20	4,973,000	5,072,799
AutoZone, Inc., 1.625% Sr. Unsec. Nts., 4/21/19	689,000	688,354
L Brands, Inc., 5.625% Sr. Unsec. Nts., 2/15/22	4,781,000	4,984,193
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.65% Sr.
Unsec. Nts., 7/29/21[1]	1,715,000	1,739,124
Ross Stores, Inc., 3.375% Sr. Unsec. Nts., 9/15/24	5,507,000	5,610,815
Signet UK Finance plc, 4.70% Sr. Unsec. Nts., 6/15/24	4,650,000	3,975,750
		22,071,035

Textiles, Apparel & Luxury Goods—0.5%
Hanesbrands, Inc., 4.875% Sr. Unsec. Nts., 5/15/26[1]	5,153,000	5,109,715

14 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Textiles, Apparel & Luxury Goods (Continued)
Levi Strauss & Co., 5.00% Sr. Unsec. Nts., 5/1/25	$4,854,000$	5,023,890
		10,133,605

Consumer Staples—4.9%
Beverages—1.1%
Anheuser-Busch InBev Worldwide, Inc., 8.20% Sr. Unsec.
Unsub. Nts., 1/15/39	3,126,000	4,357,613
Bacardi Ltd., 4.70% Sr. Unsec. Nts., 5/15/28[1]	2,674,000	2,680,387
Keurig Dr Pepper, Inc., 4.057% Sr. Unsec. Nts., 5/25/23[1]	4,929,000	5,074,838
Molson Coors Brewing Co., 2.10% Sr. Unsec. Nts., 7/15/21	5,266,000	5,167,849
Pernod Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22[1]	4,732,000	4,914,780
		22,195,467

Food & Staples Retailing—0.0%
Kroger Co. (The), 4.45% Sr. Unsec. Nts., 2/1/47	1,486,000	1,354,446

Food Products—2.8%
Bunge Ltd. Finance Corp.:
3.25% Sr. Unsec. Nts., 8/15/26	3,613,000	3,249,762
3.50% Sr. Unsec. Nts., 11/24/20	4,884,000	4,910,087
Campbell Soup Co., 3.30% Sr. Unsec. Nts., 3/15/21	5,029,000	5,063,096
Conagra Brands, Inc.:
3.80% Sr. Unsec. Nts., 10/22/21	4,101,000	4,179,002
4.60% Sr. Unsec. Nts., 11/1/25	5,142,000	5,415,447
Kraft Heinz Foods Co.:
2.80% Sr. Unsec. Nts., 7/2/20	5,281,000	5,274,119
4.375% Sr. Unsec. Nts., 6/1/46	3,223,000	2,805,295
Lamb Weston Holdings, Inc., 4.875% Sr. Unsec. Nts., 11/1/26[1]	4,920,000	5,012,250
Mondelez International Holdings Netherlands BV, 2.00% Sr.
Unsec. Nts., 10/28/21[1]	5,392,000	5,259,163
Smithfield Foods, Inc.:
2.70% Sr. Unsec. Nts., 1/31/20[1]	2,252,000	2,236,675
3.35% Sr. Unsec. Nts., 2/1/22[1]	2,929,000	2,868,048
5.20% Sr. Unsec. Nts., 4/1/29[1]	4,076,000	4,103,661
Tyson Foods, Inc.:
3.90% Sr. Unsec. Nts., 9/28/23	4,296,000	4,430,235
5.10% Sr. Unsec. Nts., 9/28/48	1,389,000	1,418,515
		56,225,355

Tobacco—1.0%
Altria Group, Inc., 3.49% Sr. Unsec. Nts., 2/14/22	3,238,000	3,291,614
BAT Capital Corp.:
2.297% Sr. Unsec. Nts., 8/14/20	5,176,000	5,126,293
3.557% Sr. Unsec. Nts., 8/15/27	2,912,000	2,762,348
Imperial Brands Finance plc, 3.75% Sr. Unsec. Nts., 7/21/22[1]	5,217,000	5,290,338
Imperial Tobacco Finance plc, 2.95% Sr. Unsec. Nts., 7/21/20[1]	3,937,000	3,926,159
		20,396,752

15 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Energy—3.6%
Energy Equipment & Services—0.2%
Halliburton Co., 5.00% Sr. Unsec. Nts., 11/15/45	$1,193,000$	1,273,098
Schlumberger Holdings Corp., 4.00% Sr. Unsec. Nts.,
12/21/25[1]	2,890,000	2,984,169
		4,257,267

Oil, Gas & Consumable Fuels—3.4%
Anadarko Petroleum Corp., 4.50% Sr. Unsec. Nts., 7/15/44	1,362,000	1,287,890
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 4.25%
Sr. Unsec. Nts., 12/1/27	3,040,000	3,067,980
Apache Corp., 4.375% Sr. Unsec. Nts., 10/15/28	3,972,000	4,008,974
Cimarex Energy Co., 4.375% Sr. Unsec. Nts., 3/15/29	2,513,000	2,593,026
Columbia Pipeline Group, Inc., 3.30% Sr. Unsec. Nts., 6/1/20	4,870,000	4,891,677
Devon Energy Corp., 4.75% Sr. Unsec. Nts., 5/15/42	1,000,000	1,011,490
Energy Transfer Operating LP:
4.25% Sr. Unsec. Nts., 3/15/23	4,125,000	4,240,345
5.30% Sr. Unsec. Nts., 4/15/47	1,501,000	1,481,789
Enterprise Products Operating LLC:
4.85% Sr. Unsec. Nts., 8/15/42	987,000	1,039,017
4.90% Sr. Unsec. Nts., 5/15/46	779,000	838,168
EQT Corp., 2.50% Sr. Unsec. Nts., 10/1/20	5,403,000	5,333,929
Kinder Morgan Energy Partners LP, 5.80% Sr. Unsec. Nts.,
3/1/21	2,082,000	2,192,231
Kinder Morgan, Inc., 5.20% Sr. Unsec. Nts., 3/1/48	3,434,000	3,627,224
Marathon Petroleum Corp., 3.80% Sr. Unsec. Nts., 4/1/28[2]	2,170,000	2,152,544
Midwest Connector Capital Co. LLC, 3.625% Sr. Unsec. Nts.,
4/1/22[1]	4,948,000	5,022,795
ONEOK, Inc., 4.35% Sr. Unsec. Nts., 3/15/29	2,522,000	2,572,108
Pioneer Natural Resources Co., 3.45% Sr. Unsec. Nts.,
1/15/21	5,100,000	5,155,399
Sabine Pass Liquefaction LLC:
4.20% Sr. Sec. Nts., 3/15/28	2,699,000	2,725,853
5.625% Sr. Sec. Nts., 2/1/21	4,074,000	4,234,332
Sunoco Logistics Partners Operations LP, 4.00% Sr. Unsec.
Nts., 10/1/27	3,243,000	3,222,041
Valero Energy Corp., 4.00% Sr. Unsec. Nts., 4/1/29	2,462,000	2,487,425
Williams Cos., Inc. (The), 3.70% Sr. Unsec. Unsub. Nts.,
1/15/23	5,303,000	5,403,665
		68,589,902

Financials—14.1%
Capital Markets—3.0%
Blackstone Holdings Finance Co. LLC, 3.15% Sr. Unsec. Nts.,
10/2/27[1]	1,925,000	1,873,152
Brookfield Asset Management, Inc., 4.00% Sr. Unsec. Nts.,
1/15/25	4,078,000	4,122,456
Credit Suisse AG (New York), 3.625% Sr. Unsec. Nts., 9/9/24	3,175,000	3,235,196
Credit Suisse Group AG, 3.869% [US0003M+141] Sr. Unsec.
Nts., 1/12/29[1,3]	2,980,000	2,926,153

16 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Capital Markets (Continued)
Credit Suisse Group Funding Guernsey Ltd., 4.55% Sr. Unsec.
Nts., 4/17/26	$2,435,000$	2,547,499
E*TRADE Financial Corp., 5.875% [US0003M+443.5] Jr. Sub.
Perpetual Bonds[3,12]	4,826,000	4,892,358
Goldman Sachs Group, Inc. (The):
3.50% Sr. Unsec. Nts., 11/16/26	2,654,000	2,623,234
3.691% [US0003M+151] Sr. Unsec. Nts., 6/5/28[3]	1,000,000	991,032
3.75% Sr. Unsec. Nts., 2/25/26	2,550,000	2,563,670
4.017% [US0003M+137.3] Sr. Unsec. Nts., 10/31/38[3]	1,903,000	1,828,087
Macquarie Group Ltd., 3.763% [US0003M+137.2] Sr. Unsec.
Nts., 11/28/28[1,3]	3,899,000	3,818,622
Morgan Stanley:
3.95% Sub. Nts., 4/23/27	1,200,000	1,203,341
4.431% [US0003M+162.8] Sr. Unsec. Nts., 1/23/30[3]	3,796,000	4,010,017
5.00% Sub. Nts., 11/24/25	4,060,000	4,358,524
MSCI, Inc., 4.75% Sr. Unsec. Nts., 8/1/26[1]	4,926,000	5,073,780
Northern Trust Corp., 3.375% [US0003M+113.1] Sub. Nts.,
5/8/32[3]	1,803,000	1,769,339
Plains All American Pipeline LP/PAA Finance Corp., 4.50% Sr.
Unsec. Nts., 12/15/26	2,998,000	3,076,652
Raymond James Financial, Inc., 3.625% Sr. Unsec. Nts.,
9/15/26	2,395,000	2,374,494
TD Ameritrade Holding Corp., 3.30% Sr. Unsec. Nts., 4/1/27	2,944,000	2,960,836
UBS Group Funding Switzerland AG:
4.125% Sr. Unsec. Nts., 4/15/26[1]	2,732,000	2,829,856
4.253% Sr. Unsec. Nts., 3/23/28[1]	1,954,000	2,035,452
		61,113,750

Commercial Banks—7.2%
ABN AMRO Bank NV, 4.40% [USSW5+219.7] Sub. Nts.,
3/27/28[3,13]	5,800,000	5,855,958
Bank of America Corp.:
3.248% Sr. Unsec. Nts., 10/21/27	4,073,000	3,995,137
3.593% [US0003M+137] Sr. Unsec. Nts., 7/21/28[3]	600,000	598,182
3.824% [US0003M+157.5] Sr. Unsec. Nts., 1/20/28[3]	3,221,000	3,271,057
4.271% [US0003M+131] Sr. Unsec. Nts., 7/23/29[3]	4,245,000	4,427,942
7.75% Jr. Sub. Nts., 5/14/38	3,570,000	4,968,940
Bank of Ireland Group plc, 4.50% Sr. Unsec. Nts., 11/25/23[1]	4,179,000	4,255,396
Bank of Montreal, Series E, 3.30% Sr. Unsec. Nts., 2/5/24	3,842,000	3,886,173
BNP Paribas SA:
4.375% [USSW5+148.3] Sub. Nts., 3/1/33[1,3]	2,839,000	2,789,354
4.40% Sr. Unsec. Nts., 8/14/28[1]	1,900,000	1,958,507
BPCE SA, 4.50% Sub. Nts., 3/15/25[1]	2,943,000	2,963,869
Canadian Imperial Bank of Commerce, 3.10% Sr. Unsec. Nts.,
4/2/24[7]	5,020,000	5,009,609
Citigroup, Inc.:
4.075% [US0003M+119.2] Sr. Unsec. Nts., 4/23/29[3]	4,219,000	4,333,147
4.281% [US0003M+183.9] Sr. Unsec. Nts., 4/24/48[3]	3,855,000	3,956,388
4.75% Sub. Nts., 5/18/46	1,946,000	2,015,972

17 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Commercial Banks (Continued)
Citizens Bank NA (Providence RI), 2.65% Sr. Unsec. Nts.,
5/26/22	$1,014,000$	1,006,251
Compass Bank, 2.875% Sr. Unsec. Nts., 6/29/22	4,408,000	4,365,404
Credit Agricole SA, 4.375% Sub. Nts., 3/17/25[1]	4,782,000	4,877,927
Fifth Third Bank (Cincinnati OH), 3.85% Sub. Nts., 3/15/26	2,461,000	2,508,738
First Republic Bank, 4.375% Sub. Nts., 8/1/46	2,132,000	2,093,945
Fortis, Inc., 3.055% Sr. Unsec. Nts., 10/4/26	3,102,000	2,972,353
HSBC Holdings plc:
3.95% [US0003M+98.72] Sr. Unsec. Nts., 5/18/24[3]	1,709,000	1,744,779
4.041% [US0003M+154.6] Sr. Unsec. Nts., 3/13/28[3]	2,142,000	2,162,001
4.583% [US0003M+153.46] Sr. Unsec. Nts., 6/19/29[3]	2,854,000	3,005,859
Huntington Bancshares, Inc., 4.00% Sr. Unsec. Nts., 5/15/25	5,274,000	5,493,196
JPMorgan Chase & Co.:
3.54% [US0003M+138] Sr. Unsec. Nts., 5/1/28[3]	3,969,000	3,978,617
3.782% [US0003M+133.7] Sr. Unsec. Nts., 2/1/28[3]	5,368,000	5,477,593
3.797% [US0003M+89] Sr. Unsec. Nts., 7/23/24[3]	5,275,000	5,421,416
4.26% [US0003M+158] Sr. Unsec. Nts., 2/22/48[3]	1,665,000	1,713,201
KeyBank NA (Cleveland OH), 3.40% Sub. Nts., 5/20/26	3,162,000	3,139,077
KeyCorp, 4.15% Sr. Unsec. Nts., 10/29/25	1,722,000	1,815,640
Lloyds Banking Group plc, 6.657% [US0003M+127] Jr. Sub.
Perpetual Bonds[1,3,12]	4,718,000	4,835,950
Nordea Bank Abp, 4.625% [USSW5+169] Sub. Nts.,
9/13/33[1,3]	1,874,000	1,895,187
PNC Financial Services Group, Inc. (The), 3.15% Sr. Unsec.
Nts., 5/19/27	3,749,000	3,761,861
Regions Financial Corp., 2.75% Sr. Unsec. Nts., 8/14/22	2,893,000	2,873,114
Royal Bank of Canada, 3.70% Sr. Unsec. Nts., 10/5/23	4,593,000	4,750,272
Societe Generale SA, 3.875% Sr. Unsec. Nts., 3/28/24[1]	4,001,000	4,018,012
SunTrust Bank (Atlanta GA):
3.30% Sub. Nts., 5/15/26	1,798,000	1,785,112
4.05% Sr. Unsec. Nts., 11/3/25	2,281,000	2,406,900
Synovus Financial Corp., 3.125% Sr. Unsec. Nts., 11/1/22	2,818,000	2,787,707
US Bancorp, 3.10% Sub. Nts., 4/27/26	3,200,000	3,199,581
Wells Fargo & Co.:
3.584% [US0003M+131] Sr. Unsec. Nts., 5/22/28[3]	3,927,000	3,950,412
4.75% Sub. Nts., 12/7/46	2,512,000	2,635,097
		144,960,833

Consumer Finance—0.6%
Capital One Financial Corp.:
3.75% Sr. Unsec. Nts., 3/9/27	1,666,000	1,641,765
3.90% Sr. Unsec. Nts., 1/29/24	2,443,000	2,499,027
Discover Bank, 4.65% Sr. Unsec. Nts., 9/13/28	1,945,000	2,039,540
Discover Financial Services, 3.75% Sr. Unsec. Nts., 3/4/25	1,743,000	1,739,515
Synchrony Financial, 4.25% Sr. Unsec. Nts., 8/15/24	3,914,000	3,941,964
		11,861,811

18 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Diversified Financial Services—0.4%
Berkshire Hathaway Energy Co., 3.80% Sr. Unsec. Nts.,
7/15/48	$1,172,000$	1,124,287
Peachtree Corners Funding Trust, 3.976% Sr. Unsec. Nts.,
2/15/25[1]	1,973,000	2,003,627
Voya Financial, Inc., 5.65% [US0003M+358] Jr. Sub. Nts.,
5/15/53[3]	4,857,000	4,791,309
		7,919,223

Insurance—1.8%
Aflac, Inc., 4.75% Sr. Unsec. Nts., 1/15/49	1,786,000	1,979,894
AXA Equitable Holdings, Inc., 4.35% Sr. Unsec. Nts., 4/20/28	2,560,000	2,603,668
Boardwalk Pipelines LP, 4.95% Sr. Unsec. Nts., 12/15/24	2,509,000	2,605,813
Brighthouse Financial, Inc., 3.70% Sr. Unsec. Nts., 6/22/27	1,096,000	989,596
CNA Financial Corp., 3.45% Sr. Unsec. Nts., 8/15/27	3,639,000	3,558,663
Hartford Financial Services Group, Inc. (The), 4.40% Sr. Unsec.
Nts., 3/15/48	3,018,000	3,061,338
Lincoln National Corp., 3.80% Sr. Unsec. Nts., 3/1/28	2,961,000	3,006,238
Manulife Financial Corp., 4.061% [USISDA05+164.7] Sub.
Nts., 2/24/32[3]	3,001,000	2,921,666
Marsh & McLennan Cos., Inc., 4.35% Sr. Unsec. Nts., 1/30/47	1,731,000	1,760,388
Prudential Financial, Inc.:
4.35% Sr. Unsec. Nts., 2/25/50	1,955,000	2,027,038
5.20% [US0003M+304] Jr. Sub. Nts., 3/15/44[3]	3,888,000	3,935,822
5.375% [US0003M+303.1] Jr. Sub. Nts., 5/15/45[3]	887,000	898,358
Swiss Re Finance Luxembourg SA, 5.00% [H15T5Y+358.2]
Sub. Nts., 4/2/49[1,3,7]	6,167,000	6,241,491
		35,589,973

Real Estate Investment Trusts (REITs)—1.1%
American Tower Corp.:
3.00% Sr. Unsec. Nts., 6/15/23	4,354,000	4,343,718
4.00% Sr. Unsec. Nts., 6/1/25	2,732,000	2,815,132
5.05% Sr. Unsec. Unsub. Nts., 9/1/20	2,856,000	2,943,817
Crown Castle International Corp., 3.65% Sr. Unsec. Nts.,
9/1/27	2,451,000	2,414,595
Digital Realty Trust LP, 3.40% Sr. Unsec. Nts., 10/1/20	445,000	448,364
Lamar Media Corp., 5.75% Sr. Unsec. Nts., 2/1/26	4,625,000	4,850,469
VEREIT Operating Partnership LP, 4.625% Sr. Unsec. Nts.,
11/1/25	4,739,000	4,908,891
		22,724,986

Health Care—4.3%
Biotechnology—0.9%
AbbVie, Inc.:
3.75% Sr. Unsec. Nts., 11/14/23	5,223,000	5,367,217
4.875% Sr. Unsec. Nts., 11/14/48	2,117,000	2,088,870
Amgen, Inc., 4.563% Sr. Unsec. Nts., 6/15/48	1,437,000	1,446,458
Biogen, Inc., 5.20% Sr. Unsec. Nts., 9/15/45	1,527,000	1,622,427
Gilead Sciences, Inc., 4.75% Sr. Unsec. Nts., 3/1/46	2,009,000	2,109,737

19 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Biotechnology (Continued)
Shire Acquisitions Investments Ireland DAC, 2.40% Sr. Unsec.
Nts., 9/23/21	$5,388,000$	5,328,988
		17,963,697

Health Care Equipment & Supplies—0.7%
Becton Dickinson & Co., 3.70% Sr. Unsec. Nts., 6/6/27	4,151,000	4,143,278
Boston Scientific Corp., 4.00% Sr. Unsec. Nts., 3/1/28	4,752,000	4,893,868
Hologic, Inc., 4.375% Sr. Unsec. Nts., 10/15/25[1]	4,959,000	4,958,008
		13,995,154

Health Care Providers & Services—1.2%
Cigna Corp., 4.125% Sr. Unsec. Nts., 11/15/25[1]	3,980,000	4,124,329
CVS Health Corp.:
2.125% Sr. Unsec. Nts., 6/1/21	5,164,000	5,075,315
5.05% Sr. Unsec. Nts., 3/25/48	4,578,000	4,621,285
Fresenius Medical Care US Finance II, Inc., 5.875% Sr. Unsec.
Nts., 1/31/22[1]	4,578,000	4,845,653
McKesson Corp., 3.65% Sr. Unsec. Nts., 11/30/20	4,633,000	4,691,368
		23,357,950

Life Sciences Tools & Services—0.5%
IQVIA, Inc., 5.00% Sr. Unsec. Nts., 10/15/26[1]	4,833,000	4,962,911
Life Technologies Corp., 6.00% Sr. Unsec. Nts., 3/1/20	3,768,000	3,870,950
Thermo Fisher Scientific, Inc., 4.15% Sr. Unsec. Nts., 2/1/24	2,063,000	2,158,107
		10,991,968

Pharmaceuticals—1.0%
Bayer US Finance II LLC, 3.875% Sr. Unsec. Nts., 12/15/23[1]	5,258,000	5,303,432
Elanco Animal Health, Inc., 4.90% Sr. Unsec. Nts., 8/28/28[1]	2,298,000	2,444,036
Mylan NV, 3.15% Sr. Unsec. Nts., 6/15/21	5,188,000	5,178,671
Takeda Pharmaceutical Co. Ltd.:
4.00% Sr. Unsec. Nts., 11/26/21[1]	4,523,000	4,640,956
5.00% Sr. Unsec. Nts., 11/26/28[1]	2,587,000	2,809,515
		20,376,610

Industrials—3.4%
Aerospace & Defense—1.0%
BAE Systems Holdings, Inc., 3.85% Sr. Unsec. Nts., 12/15/25[1]	3,983,000	4,030,111
Huntington Ingalls Industries, Inc., 3.483% Sr. Unsec. Nts.,
12/1/27	2,822,000	2,766,689
L3 Technologies, Inc., 3.85% Sr. Unsec. Nts., 6/15/23	5,301,000	5,468,592
Northrop Grumman Corp., 4.75% Sr. Unsec. Nts., 6/1/43	2,760,000	2,993,533
United Technologies Corp.:
3.35% Sr. Unsec. Nts., 8/16/21	1,293,000	1,311,126
3.95% Sr. Unsec. Nts., 8/16/25	3,232,000	3,361,910
		19,931,961

20 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Air Freight & Couriers—0.1%
FedEx Corp., 3.40% Sr. Unsec. Nts., 1/14/22	$1,645,000$	1,668,201

Building Products—0.4%
Allegion US Holding Co., Inc., 3.55% Sec. Nts., 10/1/27	4,291,000	4,085,599
Fortune Brands Home & Security, Inc., 4.00% Sr. Unsec. Nts.,
9/21/23	4,958,000	5,100,010
		9,185,609

Electrical Equipment—0.2%
Sensata Technologies BV:
5.00% Sr. Unsec. Nts., 10/1/25[1]	2,715,000	2,796,450
5.625% Sr. Unsec. Nts., 11/1/24[1]	1,987,000	2,126,090
		4,922,540

Industrial Conglomerates—0.1%
GE Capital International Funding Co. Unlimited Co., 3.373%
Sr. Unsec. Nts., 11/15/25	1,652,000	1,605,646

Machinery—0.3%
Fortive Corp., 1.80% Sr. Unsec. Nts., 6/15/19	465,000	463,082
Ingersoll-Rand Luxembourg Finance SA, 3.80% Sr. Unsec.
Nts., 3/21/29	2,458,000	2,495,796
Nvent Finance Sarl, 4.55% Sr. Unsec. Nts., 4/15/28	2,620,000	2,637,443
		5,596,321

Professional Services—0.2%
IHS Markit Ltd., 4.125% Sr. Unsec. Nts., 8/1/23	3,316,000	3,385,934

Road & Rail—0.5%
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40% Sr.
Unsec. Nts., 11/15/26[1]	4,245,000	4,069,468
Ryder System, Inc.:
3.50% Sr. Unsec. Nts., 6/1/21	1,241,000	1,256,729
3.75% Sr. Unsec. Nts., 6/9/23	5,250,000	5,380,556
		10,706,753

Trading Companies & Distributors—0.6%
Air Lease Corp.:
3.25% Sr. Unsec. Nts., 3/1/25	1,679,000	1,616,975
3.625% Sr. Unsec. Nts., 4/1/27	1,765,000	1,663,884
GATX Corp., 3.50% Sr. Unsec. Nts., 3/15/28	3,090,000	2,950,208
Mitsubishi UFJ Financial Group, Inc., 3.741% Sr. Unsec. Nts.,
3/7/29	3,054,000	3,139,579
United Rentals North America, Inc., 4.625% Sr. Unsec. Nts.,
10/15/25	2,670,000	2,643,300
		12,013,946

21 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Information Technology—3.6%
Communications Equipment—0.2%
Motorola Solutions, Inc., 4.60% Sr. Unsec. Nts., 2/23/28	$3,917,000$	3,956,087

Electronic Equipment, Instruments, & Components—0.4%
Arrow Electronics, Inc., 3.875% Sr. Unsec. Nts., 1/12/28	3,969,000	3,828,155
CDW LLC/CDW Finance Corp., 5.50% Sr. Unsec. Nts., 12/1/24	631,000	666,494
Tech Data Corp., 4.95% Sr. Unsec. Nts., 2/15/27	3,740,000	3,789,747
		8,284,396

IT Services—0.7%
DXC Technology Co.:
2.875% Sr. Unsec. Nts., 3/27/20	2,944,000	2,943,053
4.75% Sr. Unsec. Nts., 4/15/27	3,922,000	3,990,349
Fidelity National Information Services, Inc., 4.25% Sr. Unsec.
Nts., 5/15/28	2,579,000	2,656,462
VeriSign, Inc.:
4.75% Sr. Unsec. Nts., 7/15/27	2,683,000	2,693,383
5.25% Sr. Unsec. Nts., 4/1/25	1,611,000	1,693,564
		13,976,811

Semiconductors & Semiconductor Equipment—1.3%
Broadcom, Inc.:
3.125% Sr. Unsec. Nts., 4/15/21[1,7]	7,199,000	7,190,505
4.25% Sr. Unsec. Nts., 4/15/26[1,7]	5,890,000	5,846,473
4.75% Sr. Unsec. Nts., 4/15/29[1,7]	2,291,000	2,280,118
Microchip Technology, Inc., 3.922% Sr. Sec. Nts., 6/1/21[1]	5,261,000	5,310,110
NXP BV/NXP Funding LLC, 4.125% Sr. Unsec. Nts., 6/1/21[1]	4,874,000	4,977,621
		25,604,827

Software—0.3%
Autodesk, Inc., 4.375% Sr. Unsec. Nts., 6/15/25	1,675,000	1,732,397
Open Text Corp., 5.625% Sr. Unsec. Nts., 1/15/23[1]	2,458,000	2,531,740
VMware, Inc., 3.90% Sr. Unsec. Nts., 8/21/27	2,677,000	2,577,950
		6,842,087

Technology Hardware, Storage & Peripherals—0.7%
Apple, Inc., 4.375% Sr. Unsec. Nts., 5/13/45	2,911,000	3,177,232
Dell International LLC/EMC Corp., 5.30% Sr. Sec. Nts.,
10/1/29[1]	4,963,000	5,004,939
Hewlett Packard Enterprise Co., 3.60% Sr. Unsec. Nts.,
10/15/20	5,252,000	5,302,824
		13,484,995

Materials—2.2%
Chemicals—1.0%
Dow Chemical Co. (The), 4.55% Sr. Unsec. Nts., 11/30/25[1]	3,353,000	3,543,576
DowDuPont, Inc., 5.419% Sr. Unsec. Nts., 11/15/48	2,045,000	2,325,291
Eastman Chemical Co., 3.50% Sr. Unsec. Nts., 12/1/21	2,135,000	2,168,544

22 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Chemicals (Continued)
Nutrien Ltd.:
4.875% Sr. Unsec. Nts., 3/30/20	$780,000$	795,612
5.00% Sr. Unsec. Nts., 4/1/49[7]	1,352,000	1,415,332
PolyOne Corp., 5.25% Sr. Unsec. Nts., 3/15/23	4,665,000	4,839,937
RPM International, Inc., 3.45% Sr. Unsec. Unsub. Nts.,
11/15/22	3,318,000	3,322,656
Yara International ASA, 4.75% Sr. Unsec. Nts., 6/1/28[1]	2,688,000	2,809,740
		21,220,688

Construction Materials—0.3%
James Hardie International Finance DAC, 4.75% Sr. Unsec.
Nts., 1/15/25[1]	3,024,000	2,993,760
Martin Marietta Materials, Inc., 3.50% Sr. Unsec. Nts.,
12/15/27	2,593,000	2,503,271
		5,497,031

Containers & Packaging—0.2%
Packaging Corp. of America, 3.65% Sr. Unsec. Nts., 9/15/24	745,000	749,932
Silgan Holdings, Inc., 4.75% Sr. Unsec. Nts., 3/15/25	3,315,000	3,269,419
		4,019,351

Metals & Mining—0.6%
Anglo American Capital plc, 3.625% Sr. Unsec. Nts., 9/11/24[1]	1,368,000	1,357,165
ArcelorMittal, 6.125% Sr. Unsec. Nts., 6/1/25	4,430,000	4,917,379
Steel Dynamics, Inc., 4.125% Sr. Unsec. Nts., 9/15/25	5,066,000	4,977,345
		11,251,889

Paper & Forest Products—0.1%
Louisiana-Pacific Corp., 4.875% Sr. Unsec. Nts., 9/15/24	2,196,000	2,196,000

Telecommunication Services—2.0%
Diversified Telecommunication Services—1.6%
AT&T, Inc.:
4.30% Sr. Unsec. Nts., 2/15/30	3,909,000	3,962,956
4.35% Sr. Unsec. Nts., 6/15/45	1,635,000	1,505,510
4.50% Sr. Unsec. Nts., 3/9/48	2,268,000	2,139,484
British Telecommunications plc:
4.50% Sr. Unsec. Nts., 12/4/23	3,235,000	3,386,615
9.625% Sr. Unsec. Nts., 12/15/30	4,310,000	6,170,218
Deutsche Telekom International Finance BV, 4.375% Sr.
Unsec. Nts., 6/21/28[1]	2,309,000	2,405,073
Telefonica Emisiones SA:
4.103% Sr. Unsec. Nts., 3/8/27	1,341,000	1,360,104
5.213% Sr. Unsec. Nts., 3/8/47	2,144,000	2,180,938
T-Mobile USA, Inc., 6.50% Sr. Unsec. Nts., 1/15/26	4,494,000	4,808,580
Verizon Communications, Inc.:
4.125% Sr. Unsec. Nts., 8/15/46	2,250,000	2,187,890

23 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Diversified Telecommunication Services (Continued)
Verizon Communications, Inc.: (Continued)
4.522% Sr. Unsec. Nts., 9/15/48	$2,733,000$	2,812,907
		32,920,275

Wireless Telecommunication Services—0.4%
Vodafone Group plc:
3.75% Sr. Unsec. Nts., 1/16/24	5,215,000	5,264,560
7.00% [USSW5+487.3] Sub. Nts., 4/4/79[3,7]	1,944,000	1,977,928
		7,242,488

Utilities—2.5%
Electric Utilities—1.8%
AEP Texas, Inc., 3.95% Sr. Unsec. Nts., 6/1/28[1]	2,694,000	2,811,818
Duke Energy Corp., 3.75% Sr. Unsec. Nts., 9/1/46	1,111,000	1,042,942
Edison International:
2.125% Sr. Unsec. Nts., 4/15/20	2,127,000	2,111,241
2.95% Sr. Unsec. Nts., 3/15/23	3,255,000	3,025,359
EDP Finance BV, 3.625% Sr. Unsec. Nts., 7/15/24[1]	3,689,000	3,668,187
Emera US Finance LP, 2.70% Sr. Unsec. Nts., 6/15/21	2,866,000	2,841,604
Exelon Corp.:
2.45% Sr. Unsec. Nts., 4/15/21	2,432,000	2,405,101
4.45% Sr. Unsec. Nts., 4/15/46	1,380,000	1,426,889
FirstEnergy Corp., 3.90% Sr. Unsec. Nts., 7/15/27	2,896,000	2,943,397
Mid-Atlantic Interstate Transmission LLC, 4.10% Sr. Unsec.
Nts., 5/15/28[1]	2,698,000	2,772,199
NextEra Energy Operating Partners LP, 4.25% Sr. Unsec. Nts.,
9/15/24[1]	5,031,000	5,012,134
PPL WEM Ltd./Western Power Distribution Ltd., 5.375% Sr.
Unsec. Unsub. Nts., 5/1/21[1]	4,885,000	5,045,482
TECO Finance, Inc., 5.15% Sr. Unsec. Nts., 3/15/20	2,620,000	2,674,319
		37,780,672

Independent Power and Renewable Electricity Producers—0.1%
PSEG Power LLC, 3.00% Sr. Unsec. Nts., 6/15/21	1,440,000	1,434,076

Multi-Utilities—0.6%
CenterPoint Energy, Inc.:
3.60% Sr. Unsec. Nts., 11/1/21	3,241,000	3,291,065
4.25% Sr. Unsec. Nts., 11/1/28	2,296,000	2,382,425
Dominion Energy, Inc.:
2.579% Jr. Sub. Nts., 7/1/20	5,060,000	5,033,542
4.60% Sr. Unsec. Nts., 3/15/49	1,230,000	1,282,718
		11,989,750
Total Corporate Bonds and Notes (Cost $970,410,370)		982,337,062

Short-Term Notes—18.1%
Auto Components—0.5%
Magna International, Inc., 2.651%, 4/1/19[1,14,15]	9,000,000	8,998,031

24 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Building Products—0.4%
Assa Abloy Financial AB, 2.681%, 4/2/19[1,14,15]	$8,500,000$	8,497,518

Chemicals—2.3%
Air Liquide US LLC, 2.602%, 4/4/19[1,14,15]	9,000,000	8,996,397
Albemarle Corp., 2.664%, 4/8/19[1,14,15]	8,900,000	8,892,949
Alliant Energy Corp., 2.671%, 4/3/19[15]	9,000,000	8,996,712
Eastman Chemical Co., 2.706%, 4/2/19[14,15]	5,900,000	5,898,271
Ecolab, Inc., 2.603%, 4/9/19[15]	9,000,000	8,992,699
Nutrien Ltd., 2.682%, 4/1/19[1,14,15]	2,900,000	2,899,288
		44,676,316

Commercial Services & Supplies—0.4%
Cintas Executive Service, 2.622%, 4/10/19[1,14,15]	9,000,000	8,991,966

Computers & Peripherals—0.4%
NetApp, Inc., 2.635%, 4/16/19[1,14,15]	7,900,000	7,889,378

Containers & Packaging—0.3%
International Paper Co., 2.653%, 4/9/19[1,14,15]	5,000,000	4,995,944

Electric Utilities—2.3%
Ameren Illinois Co., 2.651%, 4/1/19[15]	9,000,000	8,998,024
Commonwealth Edison Co., 2.704%, 4/9/19[14,15]	3,900,000	3,896,848
Duke Energy Corp., 2.703%, 4/9/19[1,14,15]	4,000,000	3,996,755
Eversource Energy, 2.633%, 4/10/19[14,15]	9,000,000	8,991,966
Nextera Energy Capital Holdings, 2.671%, 4/4/19[1,14,15]	9,000,000	8,996,036
Southern Company Funding Corp., 2.777%, 4/8/19[1,14,15]	8,900,000	8,893,443
		43,773,072

Electrical Equipment—0.5%
Eaton Corp., 2.642%, 4/5/19[1,14,15]	9,000,000	8,995,371

Electronic Equipment & Instruments—0.8%
Amphenol Corp., 2.601%, 4/1/19[15]	9,000,000	8,998,046
Tyco Electronics Group SA, 2.571%, 4/1/19[1,14,15]	6,800,000	6,798,507
		15,796,553

Energy Equipment & Services—0.5%
Schlumberger Holdings Corp., 2.644%, 4/2/19[1,14,15]	2,900,000	2,899,144
TransCanada PipeLines Ltd, 2.746%, 4/24/19[1,14,15]	7,000,000	6,986,223
		9,885,367

Food Products—0.5%
General Mills, Inc., 2.601%, 4/3/19[14,15]	4,000,000	3,998,533
McCormick & Co, Inc., 2.654%, 4/1/19[1,14,15]	3,900,000	3,899,137
Mondelez International, Inc, 2.665%, 4/4/19[14,15]	2,900,000	2,898,723
		10,796,393

25 OPPENHEIMER TOTAL RETURN BOND FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal Amount	Value
Hotels, Restaurants & Leisure—0.5%
Marriott International, Inc., 2.717%, 5/3/19[1,14,15]	$6,000,000$	5,984,005
Starbucks Corp., 2.591%, 4/2/19[1,14,15]	4,000,000	3,998,823
		9,982,828

Household Durables—0.8%
Leggett & Platt, Inc., 2.724%, 4/12/19[1,14,15]	8,900,000	8,890,783
Mohawk Industries, Inc., 2.737%, 4/22/19[1,14,15]	8,900,000	8,883,862
		17,774,645

Household Products—0.9%
Church & Dwight Co, Inc., 2.571%, 4/3/19[1,14,15]	9,000,000	8,996,700
Clorox Co. (The), 2.685%, 4/22/19[1,14,15]	9,000,000	8,983,680
		17,980,380

Industrial Conglomerates—0.4%
Johnson Controls International plc, 2.701%, 4/1/19[1,14,15]	8,000,000	7,998,243

Leasing & Factoring—0.7%
Harley-Davidson Financial Services, Inc., 2.636%, 4/25/19[14,15]	6,000,000	5,987,724
Hitachi Capital America Corp., 2.706%, 4/17/19[15]	8,900,000	8,887,332
		14,875,056

Machinery—1.1%
Parker-Hannifin Corp., 2.656%, 4/25/191,14,15	9,000,000	8,983,456
Snap-on, Inc., 2.551%, 4/2/19[1,14,15]	9,000,000	8,997,362
Xylem, Inc., 2.684%, 4/10/19[14,15]	3,900,000	3,896,545
		21,877,363

Metals & Mining—0.4%
Glencore Funding, 3.109%, 4/8/19[14,15]	8,800,000	8,793,388

Multiline Retail—0.4%
Dollar General Corp., 2.727%, 4/22/19[1,14,15]	8,900,000	8,883,862

Multi-Utilities—0.7%
CenterPoint Energy Resources Corp., 2.704%, 4/15/19[1,14,15]	5,000,000	4,993,765
Xcel Energy, Inc., 2.663%, 4/12/19[14,15]	9,000,000	8,990,680
		13,984,445

Oil, Gas & Consumable Fuels—0.5%
ENI Finance USA, Inc., 2.777%, 4/15/19[14,15]	8,900,000	8,888,703

Paper, Containers & Packaging—0.4%
Avery Dennison, 2.613%, 4/3/19[14,15]	8,900,000	8,896,844

Specialty Retail—0.4%
Relx, Inc., 2.633%, 4/3/19[1,14,15]	8,900,000	8,896,736

26 OPPENHEIMER TOTAL RETURN BOND FUND

	Principal Amount	Value
Telephone Utilities—0.8%
Bell Canada, Inc., 2.686%, 4/8/19[14,15]	$8,900,000	$8,893,395
Telus Corp., 2.706%, 4/18/19[1,15]	8,900,000	8,886,625
		17,780,020

Textiles, Apparel & Luxury Goods—0.4%
VF Corp., 2.694%, 4/12/19[1,14,15]	7,900,000	7,891,757

Transportation Infrastructure—0.4%
ERAC USA Finance Co., 2.776%, 4/24/19[1,14,15]	9,000,000	8,982,287

Water Utilities—0.4%
American Water Capital Corp., 2.666%, 4/5/19[14,15]	8,900,000	8,895,388
Total Short-Term Notes (Cost $365,757,337)		365,677,854

	Shares
Investment Company—1.7%
Oppenheimer Institutional Government Money Market Fund, Cl. E,
2.42%[16,17] (Cost $35,221,491)	35,221,491	35,221,491
Total Investments, at Value (Cost $2,516,991,209)	125.5%	2,536,124,397
Net Other Assets (Liabilities)	(25.5)	(514,962,115)
Net Assets	100.0%	$2,021,162,282

27 OPPENHEIMER TOTAL RETURN BOND FUND

Footnotes to Statement of Investments
1. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
These securities amount to $727,628,893 or 36.00% of the Fund's net assets at period end.
2. Restricted security. The aggregate value of restricted securities at period end was $5,174,244, which represents
0.26% of the Fund's net assets. See Note 3 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
GLS Auto Receivables Trust, Series
2018-1A, Cl. A, 2.82%, 7/15/22	1/30/18 $	3,025,867	$3,021,700	$(4,167)
Marathon Petroleum Corp., 3.80% Sr.
Unsec. Nts., 4/1/28	7/25/18	2,070,905	2,152,544	81,639
		$5,096,772	$5,174,244	$77,472

3. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate +
Basis-point spread].
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
These securities amount to $32,021,454 or 1.58% of the Fund’s net assets at period end.
5. Interest rate is less than 0.0005%.

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments (Continued)
6. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise.
The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows.
These securities amount to $67,609 or less than 0.005% of the Fund's net assets at period end.
7. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.
8. The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.
9. The value of this security was determined using significant unobservable inputs.  See Note 2 of the accompanying
Notes.
10. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.
11. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $4,869,295. See Note 5 of the accompanying Notes.
12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
13. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of
1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to
$5,855,958 or 0.29% of the Fund's net assets at period end.
14. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $311,918,416 or 15.43% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.
15. Current yield as of period end.
16. Rate shown is the 7-day yield at period end.
17. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

	Shares
	December 31,	Gross		Gross	Shares
	2018	Additions		Reductions March 31, 2019
Investment Company
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	37,424,899	546,542,900		548,746,308	35,221,491

					Change in
				Realized	Unrealized
	Value	Income		Gain (Loss)	Gain (Loss)
Investment Company
Oppenheimer Institutional
Government Money Market Fund,
Cl. E	$35,221,491	$54,773	$	— $	—

a

28 OPPENHEIMER TOTAL RETURN BOND FUND

Futures Contracts as of March 31, 2019
							Unrealized
		Expiration	Number Notional Amount				Appreciation/
Description	Buy/Sell	Date	of Contracts	(000	's)	Value (Depreciation)
United States
Treasury Long
Bonds	Buy	6/19/19	565	USD 82,721 $		84,555,781	$1,834,971
United States
Treasury Nts., 10 yr.	Buy	6/19/19	246	USD 30,547		30,557,813	10,486
United States
Treasury Nts., 2 yr.	Buy	6/28/19	341	USD 72,563		72,664,969	101,834
United States
Treasury Nts., 5 yr.	Sell	6/28/19	587	USD 67,523		67,991,109	(467,944)
United States Ultra
Bonds	Buy	6/19/19	977	USD 158,171 164,136,000			5,964,887
							$7,444,234

Over-the-Counter Total Return Swaps at March 31, 2019
	Pay/Receive			Notional			Unrealized
	Counter-	Total		Maturity	Amount		Appreciation/
Reference Asset	party	Return*	Floating Rate	Date		(000's)		Value (Depreciation)
iBoxx USD Liquid IG
Series 1 Version 1	GSCO-OT	Pay	USD-LIBOR-BBA	9/26/19		USD 83,679 $ (1,812,855) $ (1,812,855)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative.  For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative.  If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
GSCO-OT	Goldman Sachs Bank USA

Definitions
BBA LIBOR	British Bankers' Association London - Interbank Offered Rat
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
LIBOR01M	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month
US0003M	ICE LIBOR USD 3 Month
USISDA05	USD ICE Swap Rate 11:00am NY 5 Year
USSW5	USD Swap Semi 30/360 5 Year

29 OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

1. Organization

Oppenheimer Total Return Bond Fund (the “Fund”), is a separate fund of Oppenheimer

Integrity Funds, a diversified open-end management investment company registered under the

Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.     Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant

30 OPPENHEIMER TOTAL RETURN BOND FUND

2. Securities Valuation (Continued)
to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.
    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.
    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as
determined in good faith by the Manager’s Valuation Committee. The Valuation Committee
considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.
    To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source.
For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.
These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities

31 OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)
(including securities actively traded on a securities exchange)
2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as
Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:

				Level 3—
		Level 1—	Level 2—	Significant
		Unadjusted	Other Significant	Unobservable
		Quoted Prices Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Asset-Backed Securities	$	— $	265,824,929$	— $	265,824,929
Mortgage-Backed Obligations		—	879,581,920	12,958	879,594,878
U.S. Government Obligation		—	7,468,183	—	7,468,183
Corporate Bonds and Notes		—	982,337,062	—	982,337,062
Short-Term Notes		—	365,677,854	—	365,677,854
Investment Company		35,221,491	—	—	35,221,491
Total Investments, at Value		35,221,491	2,500,889,948	12,958	2,536,124,397
Other Financial Instruments:
Futures contracts		7,912,178	—	—	7,912,178
Total Assets		$43,133,669$ $ 2,500,889,948		12,958	$ 2,544,036,575

Liabilities Table
Other Financial Instruments:
Swaps, at value	$	— $	(1,812,855) $	— $	(1,812,855)
Futures contracts		(467,944)	—	—	(467,944)
Total Liabilities		$(467,944) $	(1,812,855) $	— $	(2,280,799)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
    For the reporting period, there were no transfers between levels.

3. Investments and Risks
Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager (“Affiliated Funds”). Affiliated Funds are management investment

32 OPPENHEIMER TOTAL RETURN BOND FUND

3. Investments and Risks (Continued)
companies registered under the 1940 Act, as amended. The Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the
Affiliated Funds. When applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’
expenses, including their management fee. The Manager will waive fees and/or reimburse
Fund expenses in an amount equal to the indirect management fees incurred through the
Fund’s investment in the Affiliated Funds.
    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the
Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The
Fund may invest in money market instruments by investing in Class E shares of Oppenheimer
Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

33 OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)
When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$750,588,106
Sold securities	204,498,304

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
    Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and
counterparty credit risk.
    At period end, the counterparty pledged $5,251,813 of collateral to the Fund for forward roll transactions.
    At period end, the Fund pledged $277,000 of collateral to the counterparty for forward roll transactions.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

4. Market Risk Factors
The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market.
Commodities are physical assets that have tangible properties. Examples of these types of

34 OPPENHEIMER TOTAL RETURN BOND FUND

4. Market Risk Factors (Continued)
assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the
U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period.
Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Use of Derivatives
The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options.
In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”)
transaction, or through a securities or futures exchange and cleared through a clearinghouse.
    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is

35 OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)
using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.
    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives.
Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.
    The Fund's actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments
(variation margin) are paid to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.
    Futures contracts are reported on a schedule following the Statement of Investments.
Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.
    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.
    During the reporting period, the Fund had an ending monthly average market value of

36 OPPENHEIMER TOTAL RETURN BOND FUND

5. Use of Derivatives (Continued)
$227,844,953 and $224,752,611 on futures contracts purchased and sold, respectively.
    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-
asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction
(“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.
    Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the
Statement of Operations in the annual and semiannual reports.
    Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.
Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
    Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

37 OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

5. Use of Derivatives (Continued)
    The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.
    For the reporting period, the Fund had ending monthly average notional amounts of
$20,919,676 on total return swaps which are short the reference asset.
    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.
    The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.
    To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund's International Swap and
Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting)
for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty.
In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
    ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.
    For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial

38 OPPENHEIMER TOTAL RETURN BOND FUND

5. Use of Derivatives (Continued)
and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.
    With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.
    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction.
Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The
Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.
    Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-
traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.
    Collateral terms are contract specific for OTC derivatives. For derivatives traded under an
ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.
    For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g.,
$250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

39 OPPENHEIMER TOTAL RETURN BOND FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Pending Acquisition
On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the
“Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the
“Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc.
will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company
Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for
U.S. federal income tax purposes.
    As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14, 2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

40 OPPENHEIMER TOTAL RETURN BOND FUND